Business Combination Agreement	3 Months Ended
Mar. 31, 2021
Therapeutics Acquisition Corp.
Business Combination Agreement

Note 8 – Business Combination Agreement

On March 15, 2021, the Company entered into the Business Combination Agreement with the Company and Bohdi Merger Sub, pursuant to which Bohdi Merger Sub will merge with and into the Company with the POINT as the surviving entity and wholly-owned subsidiary of the Company. Under the terms of the Business Combination Agreement, shareholders of the Company would be entitled to receive approximately 3.59 common shares of the Company in exchange for each common share of POINT. In connection with the Business Combination, the Company has commitments for PIPE financing of $165.0 million which will be received in exchange for 16,500,000 Class A common shares of the Company. The PIPE financing is conditioned upon and will close concurrently with the Business Combination. The Business Combination Agreement and the transactions were approved by the board of directors of each of the Company and POINT.  The Business Combination is conditional upon, among other things, approvals by each of the Company’s and POINT’s shareholders.

The Business Combination

The Business Combination Agreement provides for, among other things, that Merger Sub will merge with and into POINT, with POINT as the surviving company in the merger and, after giving effect to such merger, POINT shall be a wholly-owned subsidiary of the Company (the “Merger”). In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the effective time, (i) each share and vested equity award of POINT outstanding as of immediately prior to the effective time will be exchanged for shares of the Company’s  common stock or comparable vested equity awards that are settled or are exercisable for shares of the Company’s common stock, as applicable, based on an implied POINT vested equity value of $585,000,000; (ii) all unvested equity awards of POINT will be exchanged for comparable unvested equity awards that are settled or exercisable for shares of the Company’s common stock, as applicable, determined based on the same implied POINT vested equity value described in clause (i); and (iii) each share of the Company’s Class A common stock and each share of the Company’s Class B common stock that is issued and outstanding immediately prior to the Effective Time shall become one share of the common stock of the Company following the consummation of the Business Combination, par value $0.0001 per share. In addition, the Company will be renamed POINT Biopharma Global Inc.

The Business Combination is expected to close in May 2021.

Representations and Warranties; Covenants

The parties to the Business Combination Agreement have agreed to customary representations and warranties for transactions of this type. In addition, the parties to the Business Combination Agreement agreed to be bound by certain customary covenants for transactions of this type, including, among others, covenants with respect to the conduct of POINT and its subsidiaries during the period between execution of the Business Combination Agreement and the Closing. Each of the parties to the Business Combination Agreement has agreed to use its reasonable best efforts to cause all actions and things necessary to consummate and expeditiously implement the Business Combination.

Conditions to Each Party’s Obligations

Under the Business Combination Agreement, the obligations of the parties to consummate the Merger are subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, without limitation: (i) the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 and the rules and regulations promulgated thereunder relating to the Business Combination having been expired or been terminated; (ii) no order or law issued by any court of competent jurisdiction or other governmental entity or other legal restraint or prohibition preventing the consummation of the transactions contemplated by the Business Combination being in effect; (iii) the registration statement/proxy statement to be filed by the Company relating to the Business Combination Agreement and the Merger becoming effective in accordance with the provisions of the Securities Act of 1933, as amended, no stop order being issued by Securities and Exchange Commission (the “SEC”) and remaining in effect with respect to the registration statement/proxy statement to be filed by the Company relating to the Business Combination Agreement and the Merger, and no proceeding seeking such a stop order being threatened or initiated by the SEC and remaining pending; (iv) the approval and adoption of the Business Combination Agreement and transactions contemplated thereby by requisite vote of the Company’s stockholders (the “Required RACA Stockholder Vote”); (v) the absence of a Company Material Adverse Effect (as defined in the Business Combination Agreement) since the date of the Business Combination Agreement that is continuing; (vi) the Company has not redeemed Class A common stock in an amount that would cause the Company to have net tangible assets in its trust account of less than $5,000,001 (as determined in accordance with Rule 3a51-1(g)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) immediately after the Effective Time of the Business Combination; and (vii) the New POINT Board consisting of the number of directors, and comprising the individuals, determined pursuant to the Business Combination Agreement.

Termination

The Business Combination Agreement may be terminated under certain customary and limited circumstances at any time prior to the Closing, including, without limitation (i) by the mutual written consent of the Company and POINT; (ii) by the Company, subject to certain exceptions, if any of the representations or warranties made by POINT are not true and correct or if POINT fails to perform any of its respective covenants or agreements under the Business Combination Agreement (including an obligation to consummate the Closing) such that certain conditions to the obligations of the Company, could not be satisfied and the breach (or breaches) of such representations or warranties or failure (or failures) to perform such covenants or agreements is (or are) not cured or cannot be cured within the earlier of (A) thirty (30) days after written notice thereof, and (B) September 15, 2021 (the “Termination Date”); (iii) by POINT, subject to certain exceptions, if any of the representations or warranties made by the the Company Parties are not true and correct or if any the Company Party fails to perform any of its covenants or agreements under the Business Combination Agreement (including an obligation to consummate the Closing) such that the condition to the obligations of POINT, as could not be satisfied and the breach (or breaches) of such representations or warranties or failure (or failures) to perform such covenants or agreements is (or are) not cured or cannot be cured within the earlier of (A) thirty (30) days after written notice thereof, and (B) the Termination Date; (iv) by either the Company or POINT, if the transactions contemplated by the Business Combination Agreement are not consummated on or prior to the Termination Date, unless the breach of any covenants or obligations under the Business Combination Agreement by the party seeking to terminate proximately caused the failure to consummate the transactions contemplated by the Business Combination Agreement; (v) by either the Company or POINT, if (A) any governmental entity shall have issued an order or taken any other action permanently enjoining, restraining or otherwise prohibiting the transactions contemplated by the Business Combination Agreement and such order or other action shall have become final and nonappealable; or (B) if the Required Company Stockholder Vote is not obtained; and (vi) by the Company, if POINT does not deliver, or cause to be delivered to the Company, the POINT stockholder written consent or the POINT Stockholder Transaction Support Agreements when required under the Business Combination Agreement.

If the Business Combination Agreement is validly terminated, none of the parties to the Business Combination Agreement will have any liability or any further obligation under the Business Combination Agreement other than customary confidentiality obligations, except in the case of a willful breach of any covenant or agreement under the Business Combination Agreement or Fraud.

Other Agreements

Sponsor Letter Agreement

Concurrently with the execution of the Business Combination Agreement, the Sponsor, certain affiliates of the Sponsor and POINT entered into the Sponsor Letter Agreement (the “Sponsor Letter Agreement”), pursuant to which such affiliates of the Sponsor have agreed to, among other things, (i) vote in favor of the Business Combination Agreement and the transactions contemplated thereby (including the Business Combination), (ii) waive any adjustment to the conversion ratio set forth in the governing documents of the Company or any other anti-dilution or similar protection with respect to the shares of Class B common stock (whether resulting from the transactions contemplated by the Subscription Agreements or otherwise), (iii) be bound by certain other covenants and agreements related to the Business Combination and (iv) be bound by certain transfer restrictions with respect to his, her or its shares in the Company prior to the closing of the Business Combination, in each case, on the terms and subject to conditions set forth in the Sponsor Letter Agreement.

PIPE Financing (Private Placement)

Concurrently with the execution of the Business Combination Agreement, the Company has entered into the Subscription Agreements (the “Subscription Agreements”) with each of the PIPE Investors, pursuant to which the PIPE Investors have agreed to subscribe for and purchase, and the Company has agreed to issue and sell to the PIPE Investors, an aggregate of 16,500,000 shares of the Company’s Class A common stock at a price of $10.00 per share, for aggregate gross proceeds of $165,000,000 (the “PIPE Financing”). Affiliates of RA Capital Management, L.P., will fund $40,000,000 in the PIPE Financing. The shares of the Company’s Class A common stock to be issued pursuant to the Subscription Agreements will not be registered under the Securities Act when issued. Such shares of the Company’s Class A common stock to be issued pursuant to the Subscription Agreements will be issued in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act. The Company has granted the PIPE Investors certain registration rights in connection with the PIPE Financing. The consummation of the PIPE Financing is contingent upon, among other things, the closing of the Business Combination.

POINT Stockholder Transaction Support Agreements

Promptly after signing of the Business Combination Agreement, each “Company Stockholder” listed shall duly execute and deliver to the Company a transaction support agreement (collectively, the “POINT Stockholder Transaction Support Agreements”), pursuant to which, among other things, each such Supporting POINT Stockholder would agree to, (a) support and vote in favor of the Business Combination Agreement, the ancillary documents to which POINT is or will be a party and the transactions contemplated hereby and thereby (including the Merger), and (b) take, or cause to be taken, any actions necessary or advisable to cause certain agreements to be terminated effective as of the Closing (as defined in the Business Combination Agreement).

Amended and Restated Registration and Stockholder Rights Agreement

The Business Combination Agreement contemplates that, at the Closing, the Company, the Sponsor, certain former directors of the Company, and certain POINT stockholders will enter into an Amended and Restated Registration and Stockholder Rights Agreement (the “Registration Rights Agreement”), pursuant to which New POINT will agree to register for resale, pursuant to Rule 415 under the Securities Act, certain shares of New POINT Common Stock and other equity securities of New POINT that are held by the parties thereto from time to time. The parties will also agree not to effect any sale or distribution of New POINT equity securities during the 180-day lock-up period described therein.